RELATED PARTIES (Schedule of Target-based Cash Incentives) (Details) - Executive Officer [Member] - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
		Apr. 30, 2020	Dec. 31, 2020
Related Party Transaction [Line Items]
Level of incentive		25.00%
Profit Before Tax Targets Range One [Member]
Related Party Transaction [Line Items]
Level of incentive			20.00%
Profit Before Tax Targets Range Two [Member]
Related Party Transaction [Line Items]
Level of incentive			45.00%
Profit Before Tax Targets Range Three [Member]
Related Party Transaction [Line Items]
Level of incentive			75.00%
Profit Before Tax Targets Range Four [Member]
Related Party Transaction [Line Items]
Level of incentive			110.00%
Profit Before Tax Targets Range Five [Member]
Related Party Transaction [Line Items]
Level of incentive			150.00%
Minimum [Member]
Related Party Transaction [Line Items]
Profit-Before-Tax Targets			$ 24,000
Level of incentive			15.00%
Minimum [Member] | Profit Before Tax Targets Range One [Member]
Related Party Transaction [Line Items]
Profit-Before-Tax Targets	[1]		$ 24,001
Minimum [Member] | Profit Before Tax Targets Range Two [Member]
Related Party Transaction [Line Items]
Profit-Before-Tax Targets	[1]		27,501
Minimum [Member] | Profit Before Tax Targets Range Three [Member]
Related Party Transaction [Line Items]
Profit-Before-Tax Targets	[1]		31,001
Minimum [Member] | Profit Before Tax Targets Range Four [Member]
Related Party Transaction [Line Items]
Profit-Before-Tax Targets	[1]		35,001
Minimum [Member] | Profit Before Tax Targets Range Five [Member]
Related Party Transaction [Line Items]
Profit-Before-Tax Targets	[1]		$ 39,001
Maximum [Member]
Related Party Transaction [Line Items]
Level of incentive			150.00%
Maximum [Member] | Profit Before Tax Targets Range One [Member]
Related Party Transaction [Line Items]
Profit-Before-Tax Targets	[1]		$ 27,500
Maximum [Member] | Profit Before Tax Targets Range Two [Member]
Related Party Transaction [Line Items]
Profit-Before-Tax Targets	[1]		31,000
Maximum [Member] | Profit Before Tax Targets Range Three [Member]
Related Party Transaction [Line Items]
Profit-Before-Tax Targets	[1]		35,000
Maximum [Member] | Profit Before Tax Targets Range Four [Member]
Related Party Transaction [Line Items]
Profit-Before-Tax Targets	[1]		$ 39,000

[1]	Profit before tax target will not include adjustment of the value of assets and obligations to their fair value in accordance with accounting standard